Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location of the Company’s Revenue

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Thailand	13,839,239	10,863,491	11,018,521	2,618,221
Malaysia	8,779,051	6,635,737	5,704,747	1,355,562
Switzerland	7,823,338	3,274,015	5,180,589	1,231,012
United States of America	3,467,540	973,061	97,439	23,153
Others (a)	360,314	682,521	420,039	99,810
	34,269,482	22,428,825	22,421,335	5,327,758

(a)	No revenue from other single country amounted to 3% or more of the Company’s revenue.